Investment securities - Equity securities and Other long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed income mutual funds
Equity securities and Other long-term investments
Fair value	$ 175.3	$ 157.7
Common stocks
Equity securities and Other long-term investments
Fair value	228.1	222.3
Other equity securities
Equity securities and Other long-term investments
Fair value	1.8	0.0
Equity securities
Equity securities and Other long-term investments
Cost or amortized cost	379.2	409.4
Gross unrealized gains	55.6	17.8
Gross unrealized losses	(37.3)	(50.8)
Net foreign currency gains	7.7	3.6
Fair value	405.2	380.0
Other long-term investments
Equity securities and Other long-term investments
Cost or amortized cost	315.4	337.6
Gross unrealized gains	49.9	32.6
Gross unrealized losses	(29.3)	(13.5)
Net foreign currency gains	10.8	8.3
Fair value	346.8	365.0
Other long-term investments | Hedge funds and private equity funds
Equity securities and Other long-term investments
Fair value	269.0	301.4
Other long-term investments | Limited liability companies and private equity securities
Equity securities and Other long-term investments
Fair value	$ 77.8	$ 63.6